Simplify Nasdaq 100 PLUS Downside Convexity ETF
Schedule of Investments
September 30, 2021 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 98.6%
Invesco QQQ Trust Series 1(a)
(Cost $7,062,626) ........................................................... 20,149 $ 7,212,536
Number of
Contracts Notional Amount
Purchased Options – 1.4%
Puts – Exchange-Traded – 1.4%
Invesco QQQ Trust, October Strike Price $352, Expires 10/06/21 ......... 24 $ 844,800 5,424
Invesco QQQ Trust, June Strike Price $100, Expires 6/17/22 ............. 590 5,900,000 15,045
Invesco QQQ Trust, December Strike Price $170, Expires 12/16/22 ........ 175 2,975,000 40,162
NASDAQ 100 Index, December Strike Price $4,000, Expires 12/17/21 ..... 15 6,000,000 413
NASDAQ 100 Index, March Strike Price $7,000, Expires 3/18/22 .......... 2 1,400,000 4,300
NASDAQ 100 Index, September Strike Price $7,000, Expires 9/16/22 ...... 5 3,500,000 35,475
100,819
Total Purchased Options (Cost $129,949) .......................................................... 100,819
Shares
Money Market Funds – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares,
0.01%(b)
(Cost $5,378) ............................................................... 5,378 5,378
Total Investments – 100.1%
(Cost $7,197,953) ........................................................................... $ 7,318,733
Liabilities in Excess of Other Assets – (0.1)% ....................................................... (4,010)
Net Assets – 100.0% .......................................................................... $ 7,314,723
Number of
Contracts Notional Amount
Written Option – (0.1)%
Puts – Exchange-Traded – (0.1)%
Invesco QQQ Trust, December Strike Price $130, Expires 12/16/22
(Premiums Received $9,856) .................................... (98) $ (1,274,000) (10,192)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.invesco.com.
(b) Rate shown reflects the 7-day yield as of September 30, 2021.

Simplify Nasdaq 100 PLUS Downside Convexity ETF
Schedule of Investments
(Continued)
September 30, 2021 (Unaudited)
2
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 98.6%
Purchased Options ............................................................................... 1.4%
Money Market Funds ............................................................................. 0.1%
Total Investments ................................................................................ 100.1%
Liabilities in Excess of Other Assets .................................................................. (0.1)%
Net Assets ..................................................................................... 100.0%